Property, Plant, and Equipment - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized additions	$ 16	$ 14	$ 8
Mine depreciation	0	190	$ 144
Other work performed by entity and capitalised	16	$ 14
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Mine depreciation	132
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	$ 77